Investment Strategy - Mango Growth ETF	Dec. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). The Fund seeks long-term capital appreciation by investing primarily in the common stock of companies that the Fund believes have high growth characteristics. The Fund considers a company to have high growth characteristics if it demonstrates consistently strong year-over-year growth across multiple fundamental and market-based metrics. These may include, but are not limited to, sustained increases in sales, earnings, and cash flows, as well as positive share price trends over a specified evaluation period.

The Adviser is responsible for making the day-to-day investment decisions for the Fund. The Fund constructs its portfolio by utilizing a “quantamental” investment methodology developed by Savoie Capital LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Sub-Adviser’s quantamental methodology seeks to identify long term secular and thematic companies with high growth characteristics and strong earnings power using a combination of quantitative analysis and traditional fundamental research. The Sub-Adviser uses quantitative models to identify and rank a broad universe of companies based on momentum, valuation, sentiment, investor positioning, and technical analysis. The highest-ranked candidates are then subjected to in-depth fundamental analysis to evaluate factors including competitive position in the marketplace, product and/or service offered, valuation, management team experience and expertise. This integrated process is designed to construct a portfolio of companies with strong and sustainable growth prospects.

While the Fund may invest in companies of any size, it generally emphasizes large-capitalization companies that meet its growth criteria, though it may also invest in mid-capitalization and small-capitalization companies when compelling growth opportunities exist.

The Fund typically maintains a long-term investment horizon, holding securities to allow growth to materialize, but may sell positions when momentum, valuation, sentiment, and technical factors fail to meet the model criteria or there is a breakdown in the investment thesis.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.